UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐      Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):	_____________
Commission File Number of securitizer:	_____________
Central Index Key Number of securitizer:	_____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒      Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

GS Mortgage-Backed Securities Trust 2021-GR3

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Manju Madhavan, (212) 902-5268

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: November 12, 2021

GS Mortgage Securities Corp.
(Depositor)

By:

 /s/ Manju Madhavan
Name: Manju Madhavan
Title: President

EXHIBIT INDEX

Exhibit Number

99.1       Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1 - Executive Narrative

Schedule 2 - Exception Detail Report

Schedule 3 - Exception Supplemental Report

Schedule 4 - Valuation Report

Schedule 5 - ASF Report

Schedule 6 - Data Compare Report

Schedule 7 - Grades Report

99.2       Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1 - Executive Summary

Schedule 2 - Rating Agency Report

Schedule 3 - Exception Detail Report

Schedule 4 - Valuation Report

Schedule 5 - QM ATR Data Report

Schedule 6 - Data Compare Report

Schedule 7 - ASF Report

Schedule 8 - ASF Additional Data Report

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